Interest Expense, net (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
[custom:ContractAsset-0]	$ (179,000)	$ (358,000)	$ (716,000)
[custom:StartupCostFinancing-0]	$ 7,300,000	$ 7,300,000	$ 7,300,000
Legal settlements receivable percentage	50.00%	50.00%
Biofrontera AG [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Other Receivables	$ 3,700,000	$ 6,100,000
Legal settlements receivable percentage	50.00%
Cutanea Acquisition Agreement [Member] | Maruho Co, Ltd. [Member]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Other Receivables		$ 0
Maruho Co, Ltd. [Member] | Cutanea Acquisition Agreement [Member]
[custom:ContractAsset-0]	$ 1,700,000	1,700,000
[custom:StartupCostFinancing-0]	$ 7,300,000	$ 7,300,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Long-Term Debt, Maturity Date	Dec. 31, 2023	Dec. 31, 2023
Biofrontera AG [Member]
Legal settlements receivable percentage		50.00%